Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

The condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, or GAAP, and pursuant to the rules and regulation of the Securities and Exchanges Commission, or SEC. The condensed consolidated financial statements include the accounts of ViewRay, Inc. and its wholly-owned subsidiary, ViewRay Technologies, Inc. All inter-company accounts and transactions have been eliminated in consolidation.

In the opinion of management, all adjustments, including normal recurring adjustments, considered necessary for a fair presentation of the Company’s unaudited condensed consolidated financial statements have been included. The results of operations for the six months ended June 30, 2016 are not necessarily indicative of the results that may be expected for the year ending December 31, 2016 or any future period. These unaudited condensed consolidated financial statements and notes thereto should be read in conjunction with the audited consolidated financial statements and notes thereto for the year ended December 31, 2015.

The significant accounting policies used in preparation of these condensed consolidated financial statements are disclosed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015 filed with the SEC on March 28, 2016, and have not changed significantly since such filing.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification 605, Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosures about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In August 2015, the FASB issued ASU No. 2015-14 to defer the effective date by one year with early adoption permitted as of the original effective date. ASU No. 2014-09 will be effective for the Company’s fiscal year beginning after December 15, 2017, and the interim periods thereafter. In addition, the FASB issued ASU 2016-08, 2016-10 and 2016-12 in March 2016, April 2016 and May 2016, respectively, to help provide interpretive clarification on the new guidance in ASC Topic 606. ASU No. 2016-08, 2016-10 and 2016-12 are all effective during the same period as ASU 2014-09. The Company has not yet selected a transition method and is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40), which requires management to assess if there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. In connection with each annual and interim period, management must assess if there is substantial doubt about an entity’s ability to continue as a going concern within one year after the financial statement issuance date. Disclosures are required if conditions give rise to substantial doubt. The new standard is effective for all entities in the first annual period ending after December 15, 2016, and for annual and interim periods thereafter. The Company is reviewing the provisions of ASU No. 2014-15 and expects that the new guidance will not have a material impact on its consolidated financial statements and related disclosures.

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory, which requires entities to measure most inventory at the lower of cost and net realizable value, thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. ASU No. 2015-11 is effective prospectively for annual periods beginning after December 15, 2016 and interim periods therein. Early application is permitted. The Company is reviewing the provisions of ASU No. 2015-11 and expects that the new guidance will not have a material impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes the Accounting Standards Codification 840, Leases. This ASU requires lessees to begin recognize all leases, with exception of short-term lease, as a lease liability on the balance sheet. Under this ASU, a lease is defined as a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and a right-of-use asset which is an asset that represents the lessee’s right to use, or control the use of, a specified asset during the lease term. The ASU also requires additional disclosures about the amount, timing and uncertainty of cash flow from leases. The new standard is effective for fiscal years beginning after December 15, 2018, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect the new standard will have on its consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. ASU No. 2016-09 is effective for fiscal years beginning after December 15, 2016, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the impact of adoption on its consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements

In November 2015, the FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes, which eliminates the current requirement for an entity to separate deferred income tax liabilities and assets into current and non-current amounts in the consolidated balance sheets. To simplify the presentation of deferred income taxes, the amendments in this ASU require that deferred tax liabilities and assets be classified as non-current in the consolidated balance sheets. ASU No. 2015-17 is effective for annual periods beginning after December 15, 2016 and interim periods therein. Early application is permitted. The Company has elected to early adopt this guidance starting April 1, 2016 on a prospective basis. As a result of adopting this standard, deferred tax liabilities and assets, if any, are presented within the financial statements as noncurrent.

2.	Summary of Significant Accounting Policies

The accompanying consolidated financial statements reflect the application of certain significant accounting policies, as described below and elsewhere in the accompanying notes to the consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, or GAAP, and pursuant to the rules and regulation of the Securities and Exchanges Commission, or SEC. The consolidated financial statements include the accounts of ViewRay, Inc. and its wholly-owned subsidiary, ViewRay Technologies, Inc. All significant inter-company accounts and transactions have been eliminated in consolidation.

Certain amounts in the consolidated balance sheet at December 31, 2014 were reclassified to conform to the current year presentation. These reclassifications did not affect the previously reported total assets, total liabilities, consolidated statements of operations or stockholders’ deficit.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Such estimates include, but are not limited to, allocation of revenue to its multiple deliverable elements, inventory write-downs to reflect net realizable value, assumptions used in the valuation of stock-based awards and a convertible preferred stock warrant, accrued losses from purchase commitments and valuation allowances against deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company deposits its cash primarily in checking and money market accounts.

Restricted Cash

At December 31, 2015, and 2014, the Company had an aggregate of $0.9 million and $1.1 million of outstanding letters of credit related to its operating leases and its contractual obligations with distributors and customers. The letters of credit are collateralized by a restricted cash deposit account, which is presented as part of noncurrent assets on the balance sheets because the Company is not certain when the restriction will be lifted on the collateralized letters of credit. At December 31, 2015, and 2014, no amounts were drawn on the letters of credit.

Concentration of Credit Risk, Other Risks and Uncertainties

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. Cash and cash equivalents are deposited in checking and money market accounts with various financial institutions. At times, cash balances may be in excess of the amounts insured by the Federal Deposit Insurance Corporation. Management believes the financial risk associated with these balances is minimal and has not experienced any losses to date. The Company performs periodic credit evaluations of its customers’ financial condition and generally requires deposits from its customers. The Company’s accounts receivable was derived from billings to customers. The Company’s customers representing greater than 10% of accounts receivable and revenue for the periods presented were as follows:

	Revenue			Accounts Receivables
	Year Ended December 31,			December 31,
Customers	2015	2014	2013	2015	2014
Customer A	*	*	72%	*	*
Customer B	*	52%	*	*	*
Customer C	*	40%	*	*	*
Customer D	48%	*	*	*	100%
Customer E	43%	*	*	94%	*
State of Ohio	*	*	28%	*	*

The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, rapid technological change, continued acceptance of MRIdian, competition from substitute products and larger companies, protection of proprietary technology, ability to maintain distributor relationships and dependence on key individuals. Furthermore, new products to be developed by the Company require approval from the FDA or other international regulatory agencies prior to commercial sales. There can be no assurance that the Company’s future products will receive the necessary clearances.

The Company relies on a concentrated number of suppliers to manufacture essentially all of the components used in MRIdian. The Company’s suppliers may encounter problems during manufacturing due to a variety of reasons, including failure to comply with applicable regulations, including the FDA’s Quality System Regulation, equipment malfunction and environmental factors, any of which could delay or impede their ability to meet demand.

Accounts Receivables and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount, net of any allowance for doubtful accounts, and do not bear interest. The allowance for doubtful accounts, if any, is based on the assessment of the collectability of customer accounts.

Based on the specific customer and the current economic conditions, there was no allowance for doubtful accounts recorded at December 31, 2015 and 2014.

Fair Value of Financial Instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, restricted cash, prepaid expenses and other current assets, accounts payable, accrued liabilities, notes payable, convertible preferred stock warrant liability and long-term debt. Cash equivalents are stated at amortized cost, which approximates fair value at the balance sheet dates, due to the short period of time to maturity. Accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities and notes payable are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. The convertible preferred stock warrant liability is carried at fair value. The carrying amount of the Company’s long-term debt approximates fair value as the stated interest rate approximates market rates currently available to the Company.

Inventory and Deposits on Purchased Inventory

Inventory consists of purchased components for assembling MRIdian systems and other direct and indirect costs associated with MRIdian system installation. Inventory is stated at the lower of cost or market value. All inventories expected to be placed in service during normal operating cycle of ViewRay Technologies, Inc. for the delivery and assembly of MRIdian systems, including items expected to be on hand for more than one year, are classified as current assets.

Effective January 1, 2015, ViewRay Technologies, Inc. made a voluntary change to its accounting policy for inventory cost basis. Under the previous accounting policy, inventory items were recorded on a first-in, first-out basis through specific identification. Purchased components were assigned to each MRIdian system at original cost. Under the new accounting policy, ViewRay Technologies, Inc. recorded inventory at weighted average cost basis.

The Company believes that this change is preferable because it will be more efficient for the Company to keep track of its inventory cost. The first-in, first-out cost basis through specific identification accounting policy was manageable at the time when ViewRay Technologies, Inc. had limited MRIdian system installations (one MRIdian system installation during the year ended December 31, 2013, and another two MRIdian system installation during the year ended December 31, 2014). However, due to the Company’s growing business and sales, the number of planned MRIdian system installation has been increasing. Purchased components are no longer assigned to specific MRIdian system installation. Along with the Company’s increased components purchasing activities, the new accounting policy will significantly reduce the Company’s burden and cost of inventory management.

In accordance with applicable accounting literature, a change in inventory cost basis is treated as a change in accounting principle and requires retrospective application. The accounting policy change has no cumulative effect on ViewRay Technologies, Inc. annual statements of operations prior to January 1, 2015. Therefore, no retrospective adjustment for the Company’s annual consolidated financial statements are required.

The Company reduces the carrying value of its inventory for the difference between cost and net realizable value and records a charge to cost of product revenues for the amount required to reduce the carrying value of inventory to net realizable value. The Company recorded an inventory lower of cost and market adjustment of $2.6 million, $598 thousand and $4.6 million during the years ended December 31, 2015, 2014 and 2013, respectively.

The Company records inventory items which have been paid for but not yet received and titles have not yet transferred to the Company as deposits on purchased inventory. Deposits on purchased inventory are included within current assets as the related inventory items are expected to be received and used in MRIdian systems within the Company’s normal operating cycle. The Company assesses the recoverability of deposits on purchased inventory based on credit assessments of the vendors and their history supplying these assets. At December 31, 2015, the Company did not have any instances whereby deposits for purchased inventory were written off or the purchased inventory was not delivered.

Shipping and Handling Costs

Shipping and handling costs for product shipments to customers are included in cost of product revenue. Shipping and handling costs incurred for inventory purchases are capitalized in inventory and expensed in cost of product revenue. These costs are not passed on to customers.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed over estimated useful lives, ranging from two to 15 years of the related assets using the straight-line method. Acquired software is recorded at cost. Amortization of acquired software generally occurs over three years using the straight-line method. Leasehold improvements are amortized on a straight-line basis over the shorter of the useful life or term of the lease. Upon retirement or sale, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is recorded to general and administrative expense in the accompanying statements of operations. Routine expenditures for maintenance and repairs are expensed as incurred.

Depreciation and amortization periods for property and equipment are as follows:

Property and Equipment	Estimated Useful Life
Prototype	2 years
Machinery and equipment	5 – 15 years
Furniture and fixture	5 – 10 years
Software	3 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Asset Retirement Obligation

In connection with certain lease agreements entered into in October 2015, the Company has a legal requirement to remove long-lived assets constructed on leased property and to restore the leased property to its original condition. The Company records the fair value of the liability for a legal obligation to retire an asset in the period in which the obligation is incurred if a reasonable estimate of fair value can be made. The Company measures the fair value of the asset retirement obligation based upon the present value of the expected future payments, and recognized asset retirement obligation of $250,000 at inception. The liability is accreted to its present value each period and the capitalized cost is depreciated over the remaining lease term. Accretion expense is calculated by applying the effective interest rate to the carrying amount of the liability at the beginning of each period. The effective interest rate is the credit-adjusted risk-free rate applied when the liability was initially measured and recognized.

At December 31, 2015, the Company had outstanding asset retirement obligations of $258,000, which was included in other long-term liabilities in the accompanying consolidated balance sheets. For the year ended December 31, 2015, the Company recognized accretion expenses of $8,000 in the accompanying statement of operations.

Intangible Assets

Intangible assets consist primarily of patents and license acquisition costs associated with certain technology components incorporated into the Company’s MRIdian systems. The Company capitalizes the cost and amortizes it on a straight-line basis over the estimated useful lives, which is generally three years for license cost and five to seven years for patents.

Impairment of Long-Lived Assets

The Company reviews the recoverability of long-lived assets, including equipment, leasehold improvements, software and intangible assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on the ability to recover the carrying value of the assets from the expected future cash flows (undiscounted and without interest charge) of the related operations. If these cash flows are less than the carrying value of such assets, an impairment loss for the difference between the estimated fair value and carrying value is recorded. There was no impairment loss recognized during the years ended December 31, 2015, 2014 and 2013.

Deferred Offering Costs

ViewRay Technologies, Inc. capitalizes qualified legal, accounting and other direct costs related to its efforts to raise capital through a public sale of its common stock in its planned IPO. These costs are recorded in deferred offering costs in the accompanying balance sheets and will be deferred until the completion of the IPO, at which time they will be reclassified to additional paid-in capital as a reduction of the IPO proceeds. If the Company terminates its plan for an IPO or significantly delays such plan, any deferred costs will be expensed at that time. At December 31, 2014, the Company recorded deferred offering costs of $1.4 million in the accompanying consolidated balance sheets. During the three months ended June 30, 2015, ViewRay Technologies, Inc. terminated its plan for IPO, and wrote off deferred offering costs of $2.9 million in the accompanying consolidated statement of operations. The balance of deferred offering costs was zero at December 31, 2015.

Comprehensive Loss

Comprehensive loss is the change in equity of a company during a period from transactions and other events and circumstances, excluding transactions resulting from investment owners and distribution to owners. For the periods presented, comprehensive loss did not differ from net loss.

Revenue Recognition

The Company derives revenue primarily from the sale of the systems and related services, which are predominantly sales of MRIdian, as well as support and maintenance services on purchased systems. In all sales arrangements, the Company recognizes revenues when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collection of the fee is reasonably assured and delivery has occurred. For sales of MRIdian systems, the Company currently recognizes product revenue upon receipt of customer acceptance. For sales of the related support and maintenance services, the Company recognizes service revenue on a straight-line basis over the service contract term, which is typically 12 months.

Multiple Elements

Based on the nature of the Company’s business, it frequently enters into sales arrangements with customers that contain multiple elements or deliverables. In situations where a deliverable in a multi-element arrangement has value to the customer on a stand-alone basis, the Company is required to allocate the fair value of the various elements based on the selling price of each element. The principal deliverables consist of (i) sale of MRIdian systems, which generally includes installation, site preparation and software, and (ii) product support, which includes extended service and maintenance.

The Company determines selling prices using vendor specific objective evidence, or VSOE, if it exists, or third party evidence, or TPE. If neither VSOE nor TPE exists for a deliverable, the Company uses best estimated selling price, or BESP. The Company allocates revenue to its multiple elements generally using the relative fair values as determined by BESP. The Company regularly reviews VSOE, TPE and BESP for all of its MRIdian systems and services.

Product Revenue

Product revenue is derived primarily from the sales of MRIdian. The system contains both software and non-software components that together deliver essential functionality. However, because MRIdian includes hardware products as well as software components that function together with the hardware components to deliver MRIdian’s essential functionality, the revenue from the sale of MRIdian systems does not fall within the scope of the software revenue recognition rules.

The related customer contracts currently call for on-site assembly of the system components and system integration. Once the system installation is completed, the Company performs a detailed demonstration with the customer showing that MRIdian meets the standard product specifications. After successful demonstration, the customer signs a document indicating customer acceptance. All contracts include customer deposits upon signing of the agreement with final payment generally due upon customer acceptance.

Revenue recognition for MRIdian systems generally occurs when the customer acknowledges that the system operates in accordance with standard product specifications, the customer accepts the installed unit and title and risk of loss are transferred to the customer.

Service Revenue

Service revenue is derived primarily from maintenance services. Service revenue is deferred and recognized ratably over the service period.

Grant Revenue

The Company receives payments for the achievement of certain milestones under government grants over a contractually defined period. These payments are nonrefundable. Government grants generally provide the Company with fixed payments and a contractually defined period. Grant revenues are recognized as milestones under the grant program are achieved and is earned through reimbursements for the qualifying expenses incurred by the Company.

The Company retains ownership and exclusive rights to all inventions made under these arrangements. Upon the completion of the Company’s government grants, no further obligations exist under these arrangements. The Company retains the rights to commercialize the technology it developed under government grants without any royalty obligations.

The Company entered into a loan agreement with the county redevelopment fund in the State of Ohio to fund the renovation of its Ohio headquarters. Under the terms of the loan agreement, the lender may forgive a portion of the loan if the Company meets certain permanent job creation requirement within the State of Ohio. Grant revenues are recognized when the Company meets the employment requirement and receives the loan forgiveness notice from the lender.

Customer Deposits

Customer deposits represent payments received in advance of system installation. For domestic sales, advance payments received prior to customer acceptance are recorded as customer deposits. For international sales, advance payments are initially recorded as customer deposits and are subsequently reclassified to deferred revenue upon inventory shipment when the title and risk of loss of inventory items transferred to customers. All customer deposits, including those that are expected to be a deposit for more than one year, are classified as current liabilities based on consideration of the Company’s normal operating cycle (the time between acquisition of the inventory components and the final cash collection from customers on these inventory components) which is in excess of one year.

Deferred Revenue and Deferred Cost of Revenue

Deferred revenue consists of deferred product revenue and deferred service revenue. Deferred product revenue arises from timing differences between the fulfillment of other contract deliverables and satisfaction of all revenue recognition criteria consistent with the Company’s revenue recognition policy. Deferred service revenue results from the advance billing for services to be delivered over a period of time. Deferred revenues expected to be realized within one year are classified as current liabilities.

Deferred cost of revenue consists of cost for inventory items that have been shipped with title and risk of loss transferred to customer but the customer acceptance has not been received. Deferred cost of revenue is included as part of current assets as the corresponding deferred product revenue are expected to be realized within one year. The inventories recorded in deferred cost of revenue are also included in the inventory lower of cost or market analysis. At December 31, 2015 and 2014, no reserve was required for deferred cost of revenue.

Research and Development Costs

Expenditures, including payroll, contractor expenses and supplies, for research and development of products and manufacturing processes are expensed as incurred.

Software development costs incurred subsequent to establishing technological feasibility are capitalized through the general release of MRIdian systems that contain the embedded software elements. Technological feasibility is demonstrated by the completion of a working model. The Company has not capitalized any software development costs at December 31, 2015 or 2014, since the costs incurred subsequent to achieving technological feasibility and completing the research and development for the software components were immaterial.

Stock-Based Compensation

The Company uses the Black-Scholes option-pricing model as the method for estimating the fair value of stock options. The Black-Scholes option-pricing model requires the use of highly subjective and complex assumptions that determine the fair value of share-based awards, including the options’ expected term and the price volatility of the underlying stock. The fair value of the portion of the award that is ultimately expected to vest is recognized as compensation expense over the awards’ requisite service periods in the statements of operations. The Company attributes the value of share-based compensation to expense using the straight-line method.

Medical Device Excise Tax

Medical Device Excise Tax, or MDET, Section 4191 of the Internal Revenue Code enacted by the Health Care and Education Reconciliation Act of 2010, in conjunction with the Patient Protection and Affordable Care Act, established a 2.3% excise tax on medical devices sold domestically beginning on January 1, 2013. The Company included the cost of MDET in cost of product revenue during the years ended December 31, 2015, 2014 and 2013, net of amounts directly billed to the customer for this tax, if any.

Deferred Commissions

Deferred commissions are the direct and incremental costs directly associated with the MRIdian system contracts with customers, which primarily consist of sales commissions to our direct sales force. The commissions are deferred and expensed in proportion to the revenue recognized upon the acceptance of the MRIdian system. At December 31, 2015 and 2014, the Company had $799 thousand and $221 thousand deferred commissions recorded as part of prepaid expenses and other current assets on the accompanying consolidated balance sheets.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax expense or benefit is the result of changes in the deferred tax assets and liabilities. Valuation allowances are established when necessary to reduce deferred tax assets where, based upon the available evidence, management concludes that it is more-likely-than not that the deferred tax assets will not be realized. Because of the uncertainty of the realization of the deferred tax assets, the Company has recorded a full valuation allowance against its net deferred tax assets.

In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company was to determine that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance which would reduce the provision for income taxes.

Reserves are provided for tax benefits for which realization is uncertain. Such benefits are only recognized when the underlying tax position is considered more likely than not to be sustained on examination by a taxing authority, assuming they possess full knowledge of the position and facts. It is the Company’s policy to include any penalties and interest related to income taxes in its income tax provision; however, the Company currently has no penalties or interest related to income taxes. The earliest year that the Company is subject to examination is the year ended December 31, 2004.

Convertible Preferred Stock Warrant Liability

The Company’s warrant to purchase convertible preferred stock is classified as a liability on the consolidated balance sheets at fair value upon issuance because the warrant is exercisable for contingently redeemable preferred stock which is classified outside of stockholders’ deficit. The warrant is subject to re-measurement to fair value at each balance sheet date, and any change in fair value is recognized in the consolidated statements of operations as other income (expense), net. In July 2015, upon the Merger of the Company and ViewRay Technologies, Inc., and the Private Placement, the convertible preferred stock warrants were converted into warrants to purchase the Company’s common stock, and the fair value of the preferred stock warrant liability was reclassified to additional paid-in capital.

Net Loss per Share

The Company’s basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The net loss attributable to common stockholders was not allocated to the convertible preferred stock under the two-class method as the convertible preferred stock do not have a contractual obligation to share in the net loss attributable to common stockholders. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential common stock equivalents outstanding for the period determined using the treasury stock method. For purposes of this calculation, convertible preferred stock, stock options, and warrants to purchase convertible preferred stock and common stock are considered to be common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is anti-dilutive.

Recent Accounting Pronouncements

In November 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-17, Balance Sheet Classification of Deferred Taxes, which eliminates the current requirement for an entity to separate deferred income tax liabilities and assets into current and non-current amounts in the consolidated balance sheets. To simplify the presentation of deferred income taxes, the amendments in this ASU require that deferred tax liabilities and assets be classified as non-current in the consolidated balance sheets. ASU 2015-17 is effective for annual periods beginning after December 15, 2017 and interim periods therein. Early application is permitted. The Company is currently evaluating adoption methods and whether this standard will have a material impact on its financial reporting.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory, which requires entities to measure most inventory at the lower of cost and net realizable value, thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. ASU 2015-11 is effective prospectively for annual periods beginning after December 15, 2016 and interim periods therein. Early application is permitted. The Company is reviewing the provisions of ASU 2015-11 and expects that the new guidance will not have a material impact on its financial reporting.

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires all debt issuance costs be presented in the balance sheet as a direct deduction from the carrying value of the associated debt. Under ASU 2015-03, the presentation of debt issuance costs is consistent with the presentation for a debt discount, which is a direct adjustment to the carrying value of the debt. Accordingly, the amortization of such costs should continue to be calculated using the interest method and be reported as interest expense. ASU 2015-03 is effective for fiscal years beginning after December 15, 2015, and interim periods therein. Early application is permitted. The Company has elected to early adopt this guidance and recorded the debt issuance cost related to the CRG Term Loan as a debt discount. The adoption also did not result in a retrospective restatement of our financial statements as there were no significant historical debt issuance costs incurred in prior periods that were not accounted for as a debt discount. The CRG debt issuance cost is amortized to interest expense during the life of the Term Loan using the effective interest method. See Note 6, Debt.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40), which requires management to assess if there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. In connection with each annual and interim period, management must assess if there is substantial doubt about an entity’s ability to continue as a going concern within one year after the financial statement issuance date. Disclosures are required if conditions give rise to substantial doubt. The new standard is effective for all entities in the first annual period ending after December 15, 2016. The Company has not elected to early adopt this accounting pronouncement.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Accounting Standards Codification 605, Revenue Recognition. This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In August 2015, the FASB issued ASU. 2015-14, which provides a one-year deferral in the effective date of ASU 2014-09. Early adoption will be permitted, but not earlier than the original effective date for annual and interim periods. In accordance with the deferral, the effective date applicable to the Company will be the first quarter of fiscal 2018. The Company has not yet selected a transition method and is currently evaluating the effect that the updated standard will have on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes the Accounting Standards Codification 840, Leases. This ASU requires lessees to begin recognize all leases, with exception of short-term lease, as a lease liability on the balance sheet. Under this ASU, a lease is defined as a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and a right-of-use asset which is an asset that represents the lessee’s right to use, or control the use of, a specified asset during the lease term. The ASU also requires additional disclosure about the amount, timing and uncertainty of cash flow from leases. The new standard is effective for fiscal years beginning after December 15, 2018, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect the new standard will have on its consolidated financial statements and related disclosure.